Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$ 1,422	$ 2,794
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$ 46,068	$ 46,068